Post employment benefits - Timing of benefit payments and average duration of defined benefit obligations and distribution of timing of benefit payments (Detail) £ in Millions	12 Months Ended
	Jun. 30, 2019 GBP (£) yr	Jun. 30, 2018 GBP (£) yr
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 0	£ 0
United Kingdom
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 9,242	£ 9,815
Average duration of the defined benefit obligation | yr	17	19
United Kingdom | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 395	£ 575
United Kingdom | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,197	1,144
United Kingdom | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,663	2,575
United Kingdom | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,078	2,196
United Kingdom | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,909	3,325
Ireland
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 2,830	£ 3,183
Average duration of the defined benefit obligation | yr	18	19
Ireland | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 75	£ 75
Ireland | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	367	370
Ireland | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	723	751
Ireland | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	657	727
Ireland | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,008	1,260
United States
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 1,016	£ 1,065
Average duration of the defined benefit obligation | yr	10	10
United States | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 63	£ 49
United States | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	202	187
United States | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	359	380
United States | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	207	242
United States | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	£ 185	£ 207